IMPAIRMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impairment [Line Items]
Rainy River depletable mining properties	$ 268.4	$ 6.4
Tax recovery	(87.4)
Total impairment charge after tax	$ 181.0